Summary of significant transactions (Details) € / shares in Units, $ in Millions										3 Months Ended	12 Months Ended
	Dec. 30, 2023 EUR (€) country item	Oct. 30, 2023 country position	Nov. 06, 2019	Oct. 22, 2019 € / shares	Aug. 23, 2019 EUR (€)	Aug. 23, 2019 USD ($)	Jul. 17, 2019	Jul. 14, 2019 USD ($)	Jul. 13, 2019	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 EUR (€) item € / shares	Dec. 31, 2022 EUR (€) € / shares	Dec. 31, 2021 EUR (€) € / shares	Jan. 31, 2024 EUR (€)	Jan. 31, 2021	Aug. 23, 2019 USD ($)
Summary of significant transaction
Number of European countries in which positions has been agreed to transfer | country		14
Global research and development collaboration term								10 years
Upfront payment to receive.					€ 3,569,800,000	$ 3,950
Equity investment received					€ 960,100,000											$ 1,100
Additional equity investment from warrant exercise											€ 1,770,000	€ 6,695,000	€ 3,314,000
Option rights period								10 years
Amount received till 31/12/2022.													€ 12,600,000
Extension option rights period							3 years
Opt-in payments to be received for each program | $								$ 150
Average exercise price warrants | € / shares											€ 28.75	€ 23.68	€ 23.51
Commitments Related To Development Activities.														€ 40,000,000
Jyseleca business, classified as held for sale
Summary of significant transaction
Number of positions in European countries agreed to transfer	400	400
Number of European countries in which positions has been agreed to transfer | country	14	14
Upfront payment to receive.	€ 50,000,000										€ 50,000,000.0
Potential Milestone Payments to receive	120,000,000									€ 120,000,000.0	120,000,000.0
Commitments Related To Development Activities.	€ 40,000,000									40,000,000.0	€ 40,000,000.0
Number Of Reduction In Positions | item	100
Gilead
Summary of significant transaction
Number of directors represented as board members | item											2
Percentage of stake			25.10%					22.04%	12.30%		25.35%
Restricting Gilead's ability to seek to acquire				10 years
Maximum share holding percentage				29.90%
Warrant Value										€ 50,000.00	€ 50,000.00
Gilead | Filgotinib drug license
Summary of significant transaction
Cost share for global development activities										50.00%	50.00%
Amount received till 31/12/2022.													€ 172,600,000
Gilead | Filgotinib drug license | Original Agreement
Summary of significant transaction
Cost share for global development activities								25.00%
Future global development cost sharing ratio before predetermined level								25.00%
Gilead | Filgotinib drug license | Group B activities [Member]
Summary of significant transaction
Cost share for global development activities															50.00%
Minimum | Outside Europe
Summary of significant transaction
Tiered royalty Percentage deduction								20.00%
Minimum | Gilead
Summary of significant transaction
EGM Conducted period				57 months
Minimum | Gilead | Filgotinib drug license
Summary of significant transaction
Future global development cost sharing ratio before predetermined level											50.00%
Minimum | Gilead | Europe | Filgotinib drug license
Summary of significant transaction
Percentage of future net sales from 2024, royalties as percentage of sales												8
Maximum | Outside Europe
Summary of significant transaction
Tiered royalty Percentage deduction								24.00%
Maximum | Gilead
Summary of significant transaction
Percentage of stake				29.90%
EGM Conducted period				59 months
Maximum | Gilead | Filgotinib drug license
Summary of significant transaction
Future global development cost sharing ratio before predetermined level										100.00%	100.00%
Maximum | Gilead | Europe | Filgotinib drug license
Summary of significant transaction
Percentage of future net sales from 2024, royalties as percentage of sales												15
Warrant B
Summary of significant transaction
Multiplier used to calculate exercise price per share				120.00%
Initial term of the warrant				5 years
Average exercise price warrants | € / shares				€ 140.59
Volume of days				30 days